UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

April 30, 2010

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the six months ended April 30, 2010, your Fund gained 23.22% compared to a gain of 15.66% for the S&P 500.  Since investment operations began on January 16, 2004 (cumulatively), your Fund has gained 20.73% compared to a gain of 16.49% for the S&P 500 Index.  The overall market trend during the six month period was a continuation of the recovery from the extreme lows experienced in early 2009.

During the period, we sold all of our shares in the following companies:

•

Burlington Northern Santa Fe was sold at a substantial short-term gain as a result of Warren Buffett’s Berkshire Hathaway purchasing the entire company at a premium above the market price.

•

Dawson Geophysical and Cimarex Energy Co. were sold at gains as a result of rising energy prices.  We felt that both were fully valued.  W&T Offshore Inc.was sold at a loss, based on a declining outlook for its offshore drilling operations.

•

Dell Inc. was sold at a loss, after concluding that Michael Dell was probably not going to be able to turn the company around as we had expected.

•

Harley Davidson was sold at a loss, although it had recovered somewhat from lows earlier in 2009.  Our long-term outlook had significantly degraded due to the recessionary conditions and low consumer confidence.

•

Middleby Corp. was a long-term holding that we sold at a substantial gain.  We felt the market price fully reflected the firm’s value.  We were also very disappointed by their Board’s agreement to an exorbitant pay package for Selim Bassoul, CEO.  Although Bassoul has done a great job for the company, the Middleby Board of Directors appears unwilling or unable to reach a reasonable bargain with him.

In general, we used the cash from these sales to establish new positions in companies we believe have strong competitive positions and were selling for fair or low prices:

•

Apollo Group Inc. is the largest for-profit online education company, with revenue of $4.7 billion.  It owns the University of Phoenix.  There has been increased government scrutiny of this industry and it is relatively young.  However, it appears the long-term future is bright and the company is undervalued.  The company has consistently earned very high returns on its invested capital.

•

Beckton Dickinson & Co. earns high profit margins as the world’s largest supplier of surgical products (needles, syringes, scalpels, etc.)  They have an established brand name and continually invest to refine their products.  They have good prospects for international growth.  Their share price has been depressed, probably due to the recession and uncertainty over health-care reform.  We believe their long term future will be healthy.

•

Fidelity National Financial Inc. is a real estate title insurance company.  (It does not insure mortgages.)  The company’s profits have been depressed due to the decline in real estate sales.  Their shares are currently selling at a low price relative to their earnings, and earnings should be impressive when the real estate markets eventually recover.

•

St. Joe Company has vast landholdings in the western panhandle of Florida, purchased decades ago at very low cost.  They have been very adept at developing the value of their property.  For example, they donated land for a municipal airport, which supports travel to the area of their landholdings.  We don’t know when land sales in Florida will improve, but St. Joe should eventually do well and the shares appear to be a bargain.

•

UTI Worldwide provides international freight delivery and logistics services.  They have an established network with offices in over 140 countries.  Their share price has been depressed due to the global recession, but their long-term future appears bright.

•

Weight Watchers International Inc. is a trusted name in an industry where scams abound.  Because their services are discretionary, they’ve also experienced some decline in sales from the recession, although they’ve fared better than many firms.  Relative to their current earnings, their shares are selling far below their long-term average price.  The obesity trends of modern society should help their bottom line.

•

Yum Brands, Inc. owns Kentucky Fried Chicken, Pizza Hut, Taco Bell, Long John Silver’s, and others.  They operate more than 37,000 restaurants in over 110 countries.  They are aggressively expanding into China and other international markets.  Their share price has been low relative to their long-term prospects, particularly if they are successful in China.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.  The next shareholder report will be after the Fund’s October 31, 2010 fiscal year end.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to April 30, 2010

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Jan-04
Apr-04
Jul-04
Oct-04
Jan-05
Apr-05
Jul-05
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Jul-09
Oct-09
Jan-10
Apr-10
Blankinship Value Fund
S&P 500 Index

Returns as of April 30, 2010
	Total Returns (not annualized)		Average Annualized Returns
	Six Months	One Year	Three Years	Five Years	Since Inception (1/16/04)
Blankinship Value Fund	23.22%	41.89%	(3.96%)	3.27%	3.04%
S&P 500 Index	15.66%	38.83%	(5.05%)	2.63%	2.68%

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the S&P 500 Index, and its returns don’t reflect the expenses that would be incurred for investments in a fund that tracks this index.  The Fund no longer compares performance to the Russell 2000 Value Index because management considers it to be less representative of actual market returns than a broad-based large-cap index such as the S&P 500.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of April 30, 2010, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Sears Holdings Corporation (SHLD)	13.71
Berkshire Hathaway, Inc. (BRK.B)	12.47
Schwab Cash Reserves (SWSXX)	6.39
St. Joe Corp. (JOE)	4.81
American Express Company (AXP)	4.48
U.S. Bancorp (USB)	4.33
Johnson & Johnson (JNJ)	4.16
Markel Corp. (MKL)	4.13
Yum Brands Inc. (YUM)	4.12
Stryker Corp (SYK)	4.03
Fidelity National Financial Inc. (FNF)	3.60

Top Ten Categories	% of Net Assets
Retail	13.71
Diversified Holding Companies	12.47
Healthcare Products	11.49
Healthcare Services	5.52
Real Estate Development	4.81
Credit Card Services	4.48
Banking	4.33
Insurance – Property & Casualty	4.13
Restaurants	4.12
Industrial Equipment	3.95

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 11/1/09	Ending Account Value 4/30/10	Expenses Paid During Period* 11/1/09 to 4/30/10
Actual	$1,000.00	$1,232.20	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,025.71	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total returns of 23.22% for the six month period of November 1, 2009 to April 30, 2010.

BLANKINSHIP VALUE FUND

Schedule of Investments

April 30, 2010

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 87.32%

Banking – 4.33%
U.S. Bancorp (USB)	1,500	39,108	40,155

Business Services – 3.13%
Paychex Inc. (PAYX)	950	26,403	29,042

Credit Card Services – 4.48%
American Express Company (AXP)	900	21,756	41,508

Delivery Services – 3.42%
UTi Wordwide Inc. (UTIW)*	2,000	29,445	31,680

Diversified Holding Companies – 12.47%
Berkshire Hathaway, Inc. Class B (BRK.B)*	30	86,260	115,500

Education Services – 2.79%
Apollo Group Inc. Cl A (APOL)	450	26,747	25,835

Healthcare Products – 11.49%
Becton Dickinson & Co. (BDX)	400	31,008	30,548
Johnson & Johnson (JNJ)	600	35,323	38,580
Stryker Corp. (SYK)	650	26,863	37,336
		93,194	106,464

Healthcare Services – 5.52%
UnitedHealth Group, Inc. (UNH)	800	17,366	24,248
WellPoint, Inc. (WLP)*	500	27,450	26,900
		44,816	51,148

Industrial Equipment – 3.95%
Houston Wire & Cable Co. (HWCC)	1,600	21,237	21,040
Hurco Cos. Inc. (HURC)*	800	36,538	15,568
		57,775	36,608

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2010

(Unaudited)

	Shares	Cost	Value
Insurance – Property & Casualty – 4.13%
Markel Corp. (MKL)*	100	33,442	38,284

Insurance – Title – 3.60%
Fidelity National Financial Inc. (FNF)	2,200	28,891	33,396

Personal Services – 3.30%
Weight Watchers International. (WTW)	1,150	32,120	30,556

Pharmaceuticals – 2.06%
Forest Laboratories Inc (FRX)*	700	25,479	19,082

Real Estate Development – 4.81%
St. Joe Corp (JOE)	1,350	36,982	44,604

Restaurants – 4.12%
Yum Brands Inc. (YUM)	900	31,797	38,178

Retail – 13.71%
Sears Holdings Corporation (SHLD)*	1,050	105,466	126,997

Total Domestic Common Stocks		719,681	809,037

Foreign Common Stocks – 6.17%

Mexico – 3.27%
Building Materials – 3.27%
CEMEX ADR (CX)*	2,548	48,991	30,270

South Korea – 2.91%
Steel – 2.91%
POSCO ADR (PKX)	240	10,116	26,918

Total Foreign Common Stocks		59,107	57,188

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2010

(Unaudited)

	Shares	Cost	Value
Short-Term Investments – 6.39%
Schwab Cash Reserves (SWSXX) – 0.08% yld.**	59,158	59,158	59,158
Total Short-Term Investments		59,158	59,158

Total investments – 99.88%		$837,946	$925,383

Other assets in excess of liabilities – 0.12%			1,131

Net assets – 100.00%			$926,514

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at April 30, 2010.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2010

(Unaudited)

Assets:

Investments in securities at fair value (cost $837,946)	$925,383

Cash	397

Dividends Receivable	734

Total assets	926,514

Liabilities:
-0-

Net Assets	$926,514

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 85
Paid-in capital	898,436
Net unrealized appreciation of investments 96,603	87,437
Accumulated realized loss on investments	(62.647)
Undistributed net investment income	3,203
Net assets (equivalent to $10.86 per share based on
85,287 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$926,514
Minimum redemption price per share ($10.86 * 0.99) (Note 1)	$10.75

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the six months ended April 30, 2010

(Unaudited)

Investment income:
Dividends (net of foreign
withholding taxes of $58)	$3,910
Dividends – money market funds	11
Total income		$3,921

Expenses:
Investment advisory fee (Note 2)	$4,113
Administrative fee (Note 2)	2,057
Total expenses	6,170

Less: Fees waived (Note 2)	(6,170)
Net expenses		-0-
Net Investment Income		3,921

Realized and unrealized gain (loss) from investments:
Net realized gain on investments		27,909
Net increase in unrealized appreciation of investments		135,665
Net realized and unrealized gain on investments		163,574

Net increase in net assets resulting from operations		$167,495

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

(Unaudited)

	Six Months Ended April 30, 2010	Fiscal Year Ended Oct. 31, 2009

Increase/(decrease) in net assets from operations:
Net investment income	$3,921	$5,686
Net realized gain on investments	27,909	(36,536)
Net change in unrealized appreciation
on investments	135,665	101,433
Net increase (decrease) in net assets
resulting from operations	167,495	70,583

Distributions to shareholders from:
Net investment income	(4,721)	(10,978)
Net realized gain on investments	(0)	(0)
Total distributions paid to shareholders	(4,721)	(10,978)

Capital share transactions (Note 6)	54,075	21,955

Total increase (decrease) in net assets	216,849	81,560

Net assets, beginning of period	709,665	628,105
Net assets, end of period (including undistributed net investment income of $3,203 and $4,001, respectively)	$926,514	$709,665

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

(Unaudited)

	For the Six	For the Years Ended
	Months
	Ended
	4/30/10	10/31/09	10/31/08	10/31/07	10/31/06
Net Asset Value, Beginning of period	$8.87	$8.14	$13.74	$12.20	$11.06

Investment operations:
Net investment income (loss)*	0.05	.07	(.71)	.21	.24
Net realized and
unrealized gain (loss)
on investments	2.00	.80	(4.58)	1.67	1.13
Total from investment			(5.29)	1.88	1.37
Operations	2.05	.87

Less Distributions:
Net investment income	(.06)	(.14)	(.23)	(.24)	(.23)
Capital gains	-	-	(.08)	(.10)	-
Total distributions	(.06)	(.14)	(.31)	(.34)	(.23)

Net asset value, End of period	$10.86	$8.87	$8.14	$13.74	$12.20

Total return**	23.22%	11.16%	(39.34%)	15.71%	12.57%

Ratios/ Supplemental Data:
Net Assets, end of period	$926,514	$709,665	$628.105	$936,972	$758,122

Ratio of Expenses to
Average Net Assets:
Before Expenses
Reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
After Expenses
Reimbursed	0.00%	0.00%	0.00%	0.00%	0.30%
Ratio of Net Investment
Income to Average
Net Assets	0.48%	0.92%	1.35%	1.66%	1.94%
Portfolio Turnover Rate	21.23%	34.37%	47.22%	14.29%	4.97%

* Based on average shares outstanding.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2010

(Unaudited)

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Codification: As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASB) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$809,037	-	-	$809,037
Foreign Common Stocks	57,188	-	-	57,188
Short-Term Investments	59,158	-	-	59,158
Total	$925,383	-	-	$925,383

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six months ended April 30, 2010.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective November 15, 2008. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended April 30, 2010.

Share Valuation:

The net asset value (“NAV”) is generally calculated at the close of trading on the New York Stock Exchange (normally 4:00 pm Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounding to the nearest cent.  The offering price and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed within a year after the initial investment in a new account.  The Fund implemented this redemption fee policy to discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades.  For the six months ended April 30, 2010 there were no redemption fees.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Actual results could differ from these estimates.  Management has evaluated subsequent events through June 29, 2010, the date the financial statements were issued.

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the six months ended April 30, 2010, the Adviser voluntarily waived all fees (totaling 1.5% of net assets on an annualized basis, or in dollar terms $4,113 in advisory fees and $2,057 in administrative fees).  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2011.

3.  Investments -- For the six months ended April 30, 2010, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $216,882 and $172,975 respectively.  At April 30, 2010, the gross unrealized appreciation for all securities totaled $130,828 and the gross unrealized depreciation for all securities totaled $43,391 or a net unrealized depreciation of $87,437.  The aggregate cost of securities for federal income tax purposes at April 30, 2010 was $837,946, including short-term investments.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$3,204
Accumulated realized losses	$(62,647)
Unrealized appreciation	$87,437

The Fund has a loss carryforward composed of:

$26,111 which will expire in 2016;

$36,536 which will expire in 2017.

5.  Distributions to Shareholders -- On December 30, 2009 a distribution of $0.059 per share was paid to shareholders of record on this same date.  The tax character of distributions was:

	Total	Per Share
Ordinary income	$4,721	$0.059
Short-term capital gain	-	-
Long-term capital gain	-	-
	$4,721	$0.059

6. Capital Share Transactions -- As of April 30, 2010, 100,000,000 shares of $.001 par value capital stock were authorized and 85,287 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the Six Months Ended April 30, 2010		For the Fiscal Year Ended October 31, 2009

	Shares	Amount	Shares	Amount
Shares Sold	4,856	$50,000	1,855	$15,000
Shares issued in reinvestment
of distributions	415	4,075	1,039	6,955
	5,271	54,075	2,894	21,955
Shares redeemed	-	-	-	-

Net increase	5,271	$54,075	2,894	$21,955

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2010

(Unaudited)

7.  Control and Ownership – The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2010, the Blankinship family, in aggregate, owned approximately 59% of the Fund.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

April 30, 2010

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-free at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on May 6, 2010 the Board considered the following information that was provided by the Advisor.

•

The Management Agreement for Investment Advisory Services and Administrative Services;

•

A performance summary as of April 30, 2010.

At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940 says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

•

The financial condition and the stability of the adviser;

•

The terms of the advisory agreement;

•

The adviser’s investment performance;

•

The Adviser’s personnel and method of analysis;

•

The compensation to the advisers;

•

Any possible conflicts of interest;

•

The overall fund expenses and expense ratios; and

•

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

April 30, 2010

(Unaudited)

Dr. Blankinship provided the following additional information:

A 2009 article from CBS MoneyWatch.com (“Is Your Mutual Fund Ripping You Off?”)  indicates that the average expense ratio for small and mid-cap value funds is 1.50%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through the date of this meeting were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.  Based on recent articles, it appears that the average annual turnover rate for actively managed domestic funds is at least 85%.  The table below summarizes the Fund’s turnover rate for recent years.

Fiscal Year	2004*	2005	2006	2007	2008	2009
Portfolio Turnover Rate	0.00%	7.80%	4.97%	14.29%	47.22%	34.37%

* From 1/14/04 start of investment operations through 10/31/04 fiscal year end.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

April 30, 2010

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information (Continued)

April 30, 2010

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of April 30, 2010, Dr. Blankinship also beneficially owned 59% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Senior Executive Service Officer of the U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

Not required for this semi-annual report.

Item 3. Audit Committee Financial Expert

Not required for this semi-annual report.

Item 4. Principal Accountant Fees and Services

Not required for this semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

July 8, 2010

1